Leases (Tables)	12 Months Ended
Dec. 31, 2025
Lease liabilities [abstract]
Disclosure of Movement of Lease Liabilities
Set out below are the carrying amounts of the lease liabilities and the movements during the period:

in CHF thousands	2025	2024
as at January 1,	2,444	3,652
Lease extension	2,414	—
Recognition of interest on lease liabilities	18	24
Payments	(1,231)	(1,232)
Balance as at December 31,	3,644	2,444
Current	1,206	1,217
Non-current	2,438	1,227
Balance as at December 31,	3,644	2,444

Disclosure of Expenses Recognised in Profit or Loss
The following are the expense amounts recognized in the consolidated statement of profit or loss and other comprehensive result. No expenses for leasing of low-value assets nor for short term leases were incurred for the years ended December 31, 2025, 2024 and 2023.

in CHF thousands	2025	2024	2023
Depreciation on right-of-use assets	1,201	1,200	1,200
Interest expense on lease liabilities	18	24	34
Total amount recognized in profit or loss	1,218	1,224	1,234

Disclosure of Contractual Maturities of Financial Liabilities

Contractual maturities of financial liabilities at December 31, 2025 in CHF thousands
	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	More than 5 years	Total contractual cash-flows	Carrying Amount lease liabilities
Lease liabilities	1,229	1,229	1,229	—	3,686	3,644

Contractual maturities of financial liabilities at December 31, 2024 in CHF thousands
	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	More than 5 years	Total contractual cash-flows	Carrying Amount lease liabilities
Lease liabilities	1,232	1,232	—	—	2,464	2,444